Employee Option Plans (Details 5) - Magic [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding | shares	220,767
Weighted average remaining contractual life (Years)	3 years 9 months 22 days
Weighted average exercise price	$ 3.83
Options Exercisable | shares	190,767
Weighted Average Exercise price of Options Exercisable	$ 4.43
Exercise Price Range 0-1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of Exercise price, lower limit	0
Ranges of Exercise price, upper limit	$ 1
Options outstanding | shares	30,000
Weighted average remaining contractual life (Years)	9 years 5 months 27 days
Weighted average exercise price
Options Exercisable | shares
Weighted Average Exercise price of Options Exercisable
Exercise Price Range 2.01-3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of Exercise price, lower limit	2.01
Ranges of Exercise price, upper limit	$ 3
Options outstanding | shares	66,000
Weighted average remaining contractual life (Years)	1 year 3 months 4 days
Weighted average exercise price	$ 2.32
Options Exercisable | shares	66,000
Weighted Average Exercise price of Options Exercisable	$ 2.32
Exercise Price Range 3.01-4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of Exercise price, lower limit	3.01
Ranges of Exercise price, upper limit	$ 4
Options outstanding | shares	73,517
Weighted average remaining contractual life (Years)	2 years 9 months 7 days
Weighted average exercise price	$ 4
Options Exercisable | shares	73,517
Weighted Average Exercise price of Options Exercisable	$ 4
Exercise Price Range 5.01-6 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of Exercise price, lower limit	5.01
Ranges of Exercise price, upper limit	$ 6
Options outstanding | shares	6,250
Weighted average remaining contractual life (Years)	4 years 7 months 10 days
Weighted average exercise price	$ 6
Options Exercisable | shares	6,250
Weighted Average Exercise price of Options Exercisable	$ 6
Exercise Price Range 8.01-9 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Ranges of Exercise price, lower limit	8.01
Ranges of Exercise price, upper limit	$ 9
Options outstanding | shares	45,000
Weighted average remaining contractual life (Years)	5 years 4 months 6 days
Weighted average exercise price	$ 8.01
Options Exercisable | shares	45,000
Weighted Average Exercise price of Options Exercisable	$ 8.01